Cash and Bank Balances - Schedule of Cash and Cash Equivalents Reflected in the Consolidated Statement of Cash Flows (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents Reflected in the Consolidated Statement of Cash Flows [Abstract]
Bank balances	$ 13,865,219	$ 6,202,248	$ 3,094,439
Cash on hand	285,502	36,832	22,648
Gross total of cash and cash equivalents	14,150,721	6,239,080	3,117,087
Less: bank overdrafts	(9,929)	(7,395)	(3,756)
Cash and cash equivalents	$ 14,140,792	$ 6,231,685	$ 3,113,331